Segment Data - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues	$ 24,734,759	$ 10,172,379
Intersegment revenue	2,304
Interest income	230	130
Interest expense	19,142	20,799
Depreciation and amortization	101,014
Operating income (loss)	(3,608,174)	(864,318)
Segment assets	18,424,084	8,421,978
Expenditures for segment assets	405,851	$ 136,001
Garment Manufacturing Segment [Member]
Revenues	6,896,410
Intersegment revenue	2,304
Interest income	23
Interest expense	16,787
Depreciation and amortization	5,036
Operating income (loss)	327,161
Segment assets	4,410,466
Expenditures for segment assets	79,460
Logistic Services Segment [Member]
Revenues	4,580,733
Intersegment revenue
Interest income	0
Interest expense	795
Depreciation and amortization	90,549
Operating income (loss)	191,730
Segment assets	2,236,574
Expenditures for segment assets	326,391
Property Management and Subleasing [Member]
Revenues	1,278,517
Intersegment revenue
Interest income	8
Interest expense	7
Depreciation and amortization
Operating income (loss)	4,220
Segment assets	9,316,090
Expenditures for segment assets
Epidemic Prevention Supplies Segment [Member]
Revenues	11,979,099
Intersegment revenue
Interest income
Interest expense
Depreciation and amortization	5,429
Operating income (loss)	(3,280,313)
Segment assets	33,737
Expenditures for segment assets
Corporate and Other [Member]
Revenues
Intersegment revenue
Interest income	199
Interest expense	1,553
Depreciation and amortization
Operating income (loss)	(850,972)
Segment assets	2,342,379
Expenditures for segment assets